Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Aug. 20, 2025	Jul. 23, 2025	Jul. 05, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.00001
Ordinary shares, authorised				1,000,000,000	10,000,000,000
Ordinary shares, issued		6,000,000	1,340,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, par value	$ 0.00125				$ 0.00125
Ordinary shares, authorised	76,000,000				76,000,000
Ordinary shares, issued	288,000				288,000
Ordinary shares, outstanding	288,000				288,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, par value	$ 0.00125				$ 0.00125
Ordinary shares, authorised	4,000,000				4,000,000
Ordinary shares, issued	8,000				8,000
Ordinary shares, outstanding	8,000				8,000